Capitalization of Software for Resale (Details Narratives) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Capitalization of Software for Resale
Software development capitalized costs, gross	$ 629,820		$ 629,820		$ 449,445	$ 194,215
Software development capitalized costs accumulated amortization	211,626		211,626		94,541	9,539
Software development capitalized costs, net	418,194		418,194		354,905	184,676
Amortization of software development capitalized costs	42,291	$ 24,914	117,085	$ 55,430	85,002	9,539
Labor amounts expensed	$ 43,800	$ 38,500	$ 131,500	$ 115,900	159,700	$ 58,000
Future amortization 2021					148,146
Future amortization 2022					140,276
Future amortization 2023					64,813
Future amortization 2024					$ 1,670